Property and Equipment	3 Months Ended
Mar. 31, 2024
Property and Equipment [Abstract]
Property and equipment

Note 6 - Property and equipment

Property and equipment included in continuing operations consist of the following:

	March 31, 2024	September 30, 2023
Office equipment	$9	$2
Renovation	34	-
Construction in progress – Machineries yet to be assembled	1,223	-
Property, and equipment, cost	$1,266	$2
Less: accumulated depreciation	(2)	-
Property, and equipment, net	$1,264	$2

Depreciation of property and equipment is computed on a straight-line basis over its estimated useful life at the following annual rates:

Office equipment	20%
Renovation	20%

Depreciation expenses of $1 and $2 (March 31, 2023 - $0 & $0) for the three and six months ended March 31, 2024, respectively, has been recorded in General and Administrative expenses in the unaudited condensed consolidated statements of operations.

The Company has entered into four contracts with Beijing Xi Yu International Trade Co. Ltd from China for the purchase of artificial graphite machineries for a total cost of $1,223. Full payments made upon order confirmation and shipment from main port in Tianjin to Port Klang in Malaysia. The guarantee period is within 15 months after arrival date and during this period the Seller shall be responsible for the damage due to the defects in designing and manufacturing of the machineries. The machineries have yet to be assembled and commissioned as of March 31, 2024.